Investment in associates (Details Narrative) - USD ($)		11 Months Ended	12 Months Ended
	Feb. 06, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Total consideration		$ 1
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total consideration			$ 2,317,209
Ordinary shares [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	57,524,504
Vax Biotech Sdn Bhd [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate			30.00%	30.00%
Vax Biotech Sdn Bhd [member] | Ordinary shares [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased				3,000
Share price				$ 0.2246
Total consideration				$ 674
Cilo Cybin Holdings Limited [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	40.50%		40.50%
Cilo Cybin Holdings Limited [member] | Ordinary shares [member] | Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Number of shares purchased	28,762,252
Share price	$ 0.90